Stock-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation arrangements by share-based payment award
Stock-based compensation	$ 10,462,000	$ 13,466,000	$ 9,959,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	23,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	19,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.65
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	2.69%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 7.51	$ 8.22	$ 8.46
Stock option activity
Outstanding at the beginning of the period (in dollars per share)	$ 8.97
Granted (in dollars per share)	$ 7.55
Exercised (in dollars per share)	$ 6.21
Forfeited and expired (in dollars per share)	$ 8.43
Outstanding at the end of the period (in dollars per share)	$ 8.12	$ 8.97
Vested and expected to vest at the end of the period (in dollars per share)	$ 8.14
Exercisable at the end of the period (in dollars per share)	$ 8.86
Aggregate intrinsic value of options exercised	100,000	100,000	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	32.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.807%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	7,400,000	15,600,000	10,800,000
Stock Options
Stock option activity
Outstanding at the beginning of the period (in shares)	1,875,000
Granted (in shares)	2,581,000
Exercised (in shares)	(54,000)
Forfeited and expired (in shares)	(679,000)
Outstanding at the end of the period (in shares)	3,723,000
Options outstanding at the end of the period (in years)	6 years 8 months 12 days
Outstanding at the end of the period	0
Vested and expected to vest at the end of the period (in shares)	3,617,000
Vested and expected to vest at the end of the period (in years)	6 years 7 months 6 days
Vested and expected to vest at the end of the period	0
Exercisable at the end of the period (in shares)	1,609,000
Exercisable at the end of the period (in years)	3 years 6 months
Exercisable at the end of the period	0
Unrecognized compensation costs	2,800,000
Weighted-average period for recognition of unrecognized compensation cost (in years)	3 years 1 month 21 days
Restricted Stock Units
Share-based compensation arrangements by share-based payment award
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	2,981,000	2,606,000
Stock option activity
Unrecognized compensation costs	$ 12,500,000
Weighted-average period for recognition of unrecognized compensation cost (in years)	1 year 8 months 12 days